EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of investments in associates
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2025	2024	2025	2024
Renewable Power and Transition
Associates
Wind	12 – 50%	13 – 50%	$3,392	$2,763
Sustainable solutions	4 – 67%	4 – 67%	2,520	2,529
Other	9 – 68%	12 – 67%	2,786	1,696
			8,698	6,988
Infrastructure
Associates
Utilities	50%	50%	683	658
Transport	26 – 58%	26 – 58%	3,327	1,907
Data	26 – 49%	26 – 49%	6,091	6,232
Other	9 – 29%	11 – 65%	317	166
Joint ventures
Utilities	50%	50%	91	235
Transport	21%	21 – 50%	2,355	2,700
Midstream	15%	25%	219	457
Data	33 – 50%	49 – 50%	10,703	5,378
			23,786	17,733
Private Equity
Associates
Industrial operations	23 – 54%	13 – 54%	937	1,032
Other	11 – 50%	11 – 50%	3,385	3,174
			4,322	4,206
Real Estate
Associates
Core Plus	30%	n/a	116	—
North American Residential	27%	27%	78	73
Joint ventures
Super Core	17 – 56%	17 – 56%	11,340	10,595
Core Plus	20 – 55%	20 – 55%	2,175	1,947
Value Add	5 – 51%	11 - 51%	5,151	5,195
North American Residential	5 - 60%	5 - 60%	506	402
Opportunistic	50%	50%	14	41
			19,380	18,253

Wealth Solutions[2]	83%	83%	10,259	8,699

Asset Management and Other
Associates
Oaktree	74%	72%	7,340	7,457
Real estate LP investments[3]	26 – 47%	27 – 50%	804	222
Joint ventures
Real estate LP investments[3]	18 – 93%	18 – 93%	3,571	3,715
Other equity accounted investments	25 – 85%	25 – 85%	1,721	1,037
			13,436	12,431

Total			$79,881	$68,310
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Wealth Solutions[2]	Asset Management and Other[3]	2025 Total	2024 Total
Balance, beginning of year	$6,988	$17,733	$4,206	$18,253	$8,699	$12,431	$68,310	$59,124
Additions, net of disposals[1]	1,194	5,810	598	541	813	1,571	10,527	9,170
Share of comprehensive income	710	308	48	875	833	643	3,417	4,127
Distributions received	(554)	(1,456)	(553)	(408)	—	(1,138)	(4,109)	(2,088)
Return of capital	—	—	—	(157)	—	(93)	(250)	(335)
Foreign currency translation and other	360	1,391	23	276	(86)	22	1,986	(1,688)
Balance, end of year	$8,698	$23,786	$4,322	$19,380	$10,259	$13,436	$79,881	$68,310
1.Includes assets sold and amounts reclassified to held for sale.
2.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
3.Asset Management equity accounted investments primarily relate to Oaktree and real estate LP investments. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.

Schedule of fair value of equity accounted investments
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2025			2024
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Renewable Power and Transition
Associates
Wind	$234	$(109)	$(146)	$353	$16	$(128)
Sustainable solutions	6,393	(82)	(17)	5,350	(365)	124
Other	1,772	(221)	(101)	2,465	198	880

Infrastructure
Associates
Utilities	245	(21)	63	193	(91)	(114)
Transport	3,029	1,214	486	3,119	342	(820)
Data	3,098	395	2,103	2,732	964	(764)
Other	389	48	41	228	(11)	(123)
Joint ventures
Utilities	157	582	35	272	87	(179)
Transport	10,401	3,210	(20)	9,353	2,481	(59)
Midstream	518	131	—	902	198	66
Data	503	(513)	288	475	(127)	(658)

Private Equity
Associates
Industrial operations	3,455	(34)	(7)	2,388	130	1
Other	8,559	372	95	6,888	(15)	(80)

Real Estate
Associates
Core Plus	50	(26)	85	—	—	—
North American Residential	43	40	—	41	42	—
Joint ventures
Super Core	2,408	1,300	(19)	2,228	1,173	(38)
Core Plus	445	185	3	403	141	(22)
Value Add	1,921	422	8	1,863	35	(3)
North American Residential	1,087	316	—	933	341	—
Opportunistic	78	(52)	—	159	(39)	—

Wealth Solutions[1]	12,216	642	192	14,366	898	750

Asset Management and Other
Associates
Oaktree	1,964	508	3	1,781	651	(1)
Real estate LP Investments[2]	224	473	(134)	17	(15)	(78)
Joint ventures
Real estate LP Investments[2]	1,511	454	25	1,503	724	82
Other equity accounted investments	646	289	(3)	496	77	(2)
	$61,346	$9,523	$2,980	$58,508	$7,835	$(1,166)
1.Wealth Solutions relates to our capital in our equity accounted investment in Brookfield Wealth Solutions Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.